UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04727
                                                     ---------

                      Phoenix Strategic Equity Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.                     John R. Flores, Esq.
  Vice President, Chief Legal Officer,                Vice President
  Counsel and Secretary for Registrant         Litigation/Employment Counsel
     Phoenix Life Insurance Company           Phoenix Life Insurance Company
            One American Row                         One American Row
           Hartford, CT 06102                       Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                     Date of reporting period: July 31, 2005
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX STRATEGIC EQUITY SERIES FUND
GLOSSARY
JULY 31, 2005

ADR (AMERICAN DEPOSITORY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX LARGE-CAP GROWTH FUND
(Formerly Phoenix-Seneca Growth Fund)

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)


                                                     SHARES         VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS--96.6%

AEROSPACE & DEFENSE--2.4%
United Technologies Corp.                               65,580   $  3,324,906

AIR FREIGHT & COURIERS--2.0%
FedEx Corp.                                             33,930      2,853,174

APPAREL RETAIL--2.2%
Gap, Inc. (The)                                        150,370      3,174,311

APPAREL, ACCESSORIES & LUXURY GOODS--2.2%
Coach, Inc.(b)                                          88,900      3,121,279

BIOTECHNOLOGY--3.4%
Amgen, Inc.(b)                                          59,750      4,765,062

COMMUNICATIONS EQUIPMENT--4.8%
Corning, Inc.(b)                                       180,900      3,446,145
QUALCOMM, Inc.                                          85,090      3,360,204
                                                                 ------------
                                                                    6,806,349
                                                                 ------------

COMPUTER & ELECTRONICS RETAIL--2.3%
Best Buy Co., Inc.                                      41,700      3,194,220

COMPUTER HARDWARE--2.2%
International Business Machines
  Corp                                                  37,580      3,136,427

COMPUTER STORAGE & PERIPHERALS--4.8%
EMC Corp.(b)                                           293,450      4,017,330
Network Appliance, Inc.(b)                             107,100      2,732,121
                                                                 ------------
                                                                    6,749,451
                                                                 ------------

DEPARTMENT STORES--3.1%
Penney (J.C.) Co., Inc.                                 77,180      4,332,885

ELECTRONIC MANUFACTURING SERVICES--2.7%
Jabil Circuit, Inc.(b)                                 122,200      3,811,418

FOOTWEAR--3.0%
NIKE, Inc. Class B                                      49,740      4,168,212

HEALTH CARE EQUIPMENT--5.8%
Medtronic, Inc.                                         66,680      3,596,719
Stryker Corp.                                           86,000      4,651,740
                                                                 ------------
                                                                    8,248,459
                                                                 ------------

HOME ENTERTAINMENT SOFTWARE--2.8%
Electronic Arts, Inc.(b)                                69,900      4,026,240

                                                     SHARES         VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS (continued)

HOME IMPROVEMENT RETAIL--3.3%
Lowe's Cos., Inc.                                       70,810   $  4,689,038

HOTELS, RESORTS & CRUISE LINES--1.6%
Carnival Corp.                                          42,510      2,227,524

HOUSEHOLD PRODUCTS--3.3%
Colgate-Palmolive Co.                                   86,830      4,596,780

INDUSTRIAL CONGLOMERATES--5.3%
3M Co.                                                  28,510      2,138,250
General Electric Co.                                   153,340      5,290,230
                                                                 ------------
                                                                    7,428,480
                                                                 ------------

INTERNET SOFTWARE & SERVICES--7.7%
Google, Inc. Class A(b)                                 17,500      5,035,800
VeriSign, Inc.(b)                                      114,780      3,019,862
Yahoo!, Inc.(b)                                         84,000      2,800,560
                                                                 ------------
                                                                   10,856,222
                                                                 ------------

MANAGED HEALTH CARE--2.6%
UnitedHealth Group, Inc.                                70,780      3,701,794

OTHER DIVERSIFIED FINANCIAL SERVICES--4.6%
Citigroup, Inc.                                         67,220      2,924,070
JPMorgan Chase & Co.                                    99,780      3,506,269
                                                                 ------------
                                                                    6,430,339
                                                                 ------------

PACKAGED FOODS & MEATS--2.6%
Kellogg Co.                                             82,590      3,742,153

PHARMACEUTICALS--8.4%
Abbott Laboratories                                     64,400      3,002,972
Johnson & Johnson                                       73,800      4,720,248
Pfizer, Inc.                                           155,600      4,123,400
                                                                 ------------
                                                                   11,846,620
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--2.4%
Applied Materials, Inc.                                184,680      3,409,193

SEMICONDUCTORS--5.8%
Intel Corp.                                            160,740      4,362,484
Xilinx, Inc.                                           133,100      3,773,385
                                                                 ------------
                                                                    8,135,869
                                                                 ------------

SOFT DRINKS--2.7%
Coca-Cola Enterprises, Inc.                            159,580      3,750,130

PHOENIX LARGE-CAP GROWTH FUND

                                                     SHARES          VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS (continued)

SYSTEMS SOFTWARE--2.6%
Adobe Systems, Inc.                                    126,220   $  3,741,161
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $126,379,189)                                    136,267,696
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--2.6%

COMMUNICATIONS EQUIPMENT--2.6%
Telefonaktiebolaget LM Ericsson
  Sponsored ADR (Sweden)                               107,050      3,678,238
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,143,688)                                        3,678,238
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $129,522,877)                                    139,945,934(a)

Other assets and liabilities, net--0.8%                             1,087,572
                                                                 ------------
NET ASSETS--100.0%                                               $141,033,506
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,255,960 and gross depreciation of $2,832,903 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $129,522,877.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX STRATEGIC GROWTH FUND
(Formerly Phoenix-Seneca Strategic Theme Fund)

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS--97.0%

AEROSPACE & DEFENSE--3.1%
United Technologies Corp.                               85,000   $  4,309,500

APPAREL RETAIL--2.7%
Gap, Inc. (The)                                        174,740      3,688,761

BIOTECHNOLOGY--4.5%
Amgen, Inc.(b)                                          77,300      6,164,675

CASINOS & GAMING--3.2%
Harrah's Entertainment, Inc.                            55,520      4,371,645

COMMUNICATIONS EQUIPMENT--6.4%
Corning, Inc.(b)                                       253,600      4,831,080
QUALCOMM, Inc.                                         103,800      4,099,062
                                                                 ------------
                                                                    8,930,142
                                                                 ------------

COMPUTER & ELECTRONICS RETAIL--4.1%
Best Buy Co., Inc.                                      74,040      5,671,464

COMPUTER STORAGE & PERIPHERALS--5.1%
EMC Corp.(b)                                           333,300      4,562,877
Network Appliance, Inc.(b)                             100,250      2,557,377
                                                                 ------------
                                                                    7,120,254
                                                                 ------------

DEPARTMENT STORES--3.5%
Penney (J.C.) Co., Inc.                                 87,000      4,884,180

ELECTRONIC MANUFACTURING SERVICES--3.4%
Jabil Circuit, Inc.(b)                                 151,460      4,724,037

HEALTH CARE EQUIPMENT--10.2%
Fisher Scientific International,                        77,550      5,199,728
  Inc.(b)
Medtronic, Inc.                                         77,000      4,153,380
Stryker Corp.                                           86,900      4,700,421
                                                                 ------------
                                                                   14,053,529
                                                                 ------------

HOME ENTERTAINMENT SOFTWARE--3.1%
Electronic Arts, Inc.(b)                                74,300      4,279,680

HOME IMPROVEMENT RETAIL--3.8%
Lowe's Cos., Inc.                                       80,160      5,308,195

HOUSEHOLD PRODUCTS--3.9%
Colgate-Palmolive Co.                                  101,800      5,389,292

                                                     SHARES         VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES--5.3%
3M Co.                                                  47,100   $  3,532,500
General Electric Co.                                   110,800      3,822,600
                                                                 ------------
                                                                    7,355,100
                                                                 ------------

INTERNET SOFTWARE & SERVICES--9.6%
Google, Inc. Class A(b)                                 17,180      4,943,717
VeriSign, Inc.(b)                                      171,680      4,516,901
Yahoo!, Inc.(b)                                        113,800      3,794,092
                                                                 ------------
                                                                   13,254,710
                                                                 ------------

MANAGED HEALTH CARE--3.7%
UnitedHealth Group, Inc.                                98,600      5,156,780

OTHER DIVERSIFIED FINANCIAL SERVICES--2.9%
Citigroup, Inc.                                         91,830      3,994,605

PHARMACEUTICALS--3.1%
Pfizer, Inc.                                           161,100      4,269,150

SEMICONDUCTORS--8.0%
Intel Corp.                                            209,440      5,684,202
Xilinx, Inc.                                           192,230      5,449,720
                                                                 ------------
                                                                   11,133,922
                                                                 ------------

SOFT DRINKS--3.8%
Coca-Cola Enterprises, Inc.                            221,100      5,195,850

SYSTEMS SOFTWARE--3.6%
Adobe Systems, Inc.                                    166,240      4,927,354
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $123,010,643)                                    134,182,825
                                                                 ------------

FOREIGN  COMMON STOCKS(c)--2.8%

COMMUNICATIONS EQUIPMENT--2.8%
Telefonaktiebolaget LM Ericsson
  Sponsored ADR (Sweden)                               111,940      3,846,259
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,269,896)                                        3,846,259
-----------------------------------------------------------------------------

PHOENIX STRATEGIC GROWTH FUND

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $126,280,539)                                    138,029,084(a)

Other assets and liabilities, net--0.2%                               343,451
                                                                 ------------
NET ASSETS--100.0%                                               $138,372,535
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,897,696 and gross depreciation of $3,149,151 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $126,280,539.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Strategic Equity Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


NOTE 2.---OTHER

      July 29, 2005, the final business day of July, was the inception date for the Phoenix Fundamental Growth Fund. The fund held only cash at that date. The Phoenix Dynamic Growth Fund had an inception date of August 1, 2005.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Strategic Equity Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                          ------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     September 19, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.